Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 100
Deferred tax assets	262
Property and equipment, net	221	$ 101
Government grants receivables	194
Leasehold deposits	238	25
Total non-current assets	1,015	126
Current assets
Prepayments and other receivables	1,971	575
Deferred offering costs	1,729
Tax receivables	1,416	824
Cash and cash equivalents	5,834	9,559
Total current assets	10,950	10,958
TOTAL ASSETS	11,965	11,084
EQUITY AND LIABILITIES
Share capital	2,648	2,481
Other reserves	31,669	22,693
Accumulated deficit	(27,279)	(15,812)
Total equity	7,038	9,362
Current liabilities
Lease liabilities	20	36
Trade payables	2,646	646
Other payables	2,261	1,040
Total current liabilities	4,927	1,722
Total liabilities	4,927	1,722
TOTAL EQUITY AND LIABILITIES	$ 11,965	$ 11,084